SCHEDULE OF INVESTMENT IN JOINT VENTURE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investment property in joint venture	$ 5,100,000	$ 366
Investments in health360 pte ltd [member]
IfrsStatementLineItems [Line Items]
Investment property in joint venture		366
Investment In Genius City [Member]
IfrsStatementLineItems [Line Items]
Investment property in joint venture	$ 5,100,000